UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 10-D
ASSET-BACKED ISSUER DISTRIBUTION REPORT
PURSUANT TO SECTION 13 OR 15(D) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the Monthly Distribution Period from October 1, 2010 — October 31, 2010
Commission File Number of Issuing Entity: 333-163025-01
CHRYSLER FINANCIAL AUTO SECURITIZATION TRUST 2010-A

(Exact name of issuing entity as specified in its charter)
Commission File Number of Depositor: 333-163025
CHRYSLER FINANCIAL SERVICES AMERICAS LLC

(Exact name of depositor and sponsor as specified in its charter)

State of Delaware	68-0651984

(State or other jurisdiction of incorporation or organization of the issuing entity)	(IRS Employer Identification No.)

c/o U.S. Bank Trust National Association, as owner trustee 300 Delaware Ave., 9th Floor, Wilmington, Delaware	19801

Address of principal executive offices of the issuing entity)	(ZIP Code)
(302) 622-8163

Telephone number, including area code

(Former name or former address, if changed since last report.)

Registration/reporting pursuant to (check one)
	Section	Section	Section	Name of Exchange
Title of Class	12(b)	12(g)	15(d)	(if Section 12(b)
Class A-2 Notes	☐	☐	☑

Class A-3 Notes	☐	☐	☑

Class B Notes	☐	☐	☑

Class C Notes	☐	☐	☑

Class D Notes	☐	☐	☑

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports) and (2) has been subject to such filing requirements for the past 90 days.
     Yes ☐      No ☑

Part I — Distribution Information

Item 1.	Distribution and Pool Performance Information.
     Distribution and performance information for the asset pool of the issuing entity is set forth in the attached exhibit.
Part II — Other Information

Item 9.	Exhibits.

Exhibit
No.	Description of Exhibit
99	The monthly distribution report of the issuing entity

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Chrysler Financial Auto Securitization Trust 2010-A (Issuing Entity) By: CHRYSLER FINANCIAL SERVICES AMERICAS LLC (Servicer)

Date: November 10, 2010	By:	/s/ Q. Gwynn Lam
Q. Gwynn Lam
Assistant Secretary

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

99	The monthly distribution report of the issuing entity.